Accrued expenses and other liabilities - Product warranties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the year/period	$ 26,037	$ 21,861
Additions	3,520	8,922
Settlements	(3,022)	(5,967)
Foreign currency translation adjustment	740	1,221
Balance at the end of the year/period	27,275	26,037
Current portion of warranty included in “Accrued expenses and other current liabilities”	8,798	8,233
Noncurrent portion of warranty included in “Provisions”	$ 18,477	$ 17,804